Equity (Details) - Schedule of warrants activity - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of warrants activity [Abstract]
Number of shares, Beginning Balance of warrants outstanding		9,903,401	9,903,401	9,903,401		9,280,323
Weighted average life, Beginning Balance of warrants outstanding						3 years 6 months 7 days
Expiration dates, Beginning Balance of warrants outstanding						July 6, 2021
Number of shares, Grants of Series A Warrants					576,924
Weighted average life, Grants of Series A Warrants					3 years 5 months 23 days
Expiration dates, Grants of Series A Warrants					July 9, 2022
Number of shares, Grants of Placement Agent Warrant					46,154
Weighted average life, Grants of Placement Agent Warrant					3 years 5 months 23 days
Expiration dates, Grants of Placement Agent Warrant					July 9, 2022
Number of shares, Grants of Series B Warrants					390,579
Weighted average life, Grants of Series B Warrants					29 days
Expiration dates, Grants of Series B Warrants					August 9, 2018
Number of shares, Exercise of Series B Warrants					(390,579)
Number of shares, Ending Balance of warrants outstanding		623,078	9,903,401	9,903,401	9,903,401
Weighted average life, Ending Balance of warrants outstanding		6 months 7 days	6 months 29 days	1 year 6 months 29 days	2 years 6 months 29 days
Expiration dates, Ending Balance of warrants outstanding	[1]
Number of shares, Expire of Warrants issued in July 6, 2016		(9,280,323)

[1]	As of December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants, which would expire on July 9, 2022. On July 6, 2021, 9,280,323 shares of warrants were expired. As at of December 31, 2021, the Company had 623,078 shares of warrants, which would expire on July 9, 2022.